RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended
	Nov. 04, 2024	Oct. 19, 2022	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Oct. 31, 2022
Related Party Transaction [Line Items]
Investment in joint venture			$ 667,707		$ 667,707		$ 667,707
Customer advances			0		0		703,500
Total revenue			1,517,422	$ 891,613	2,718,252	$ 1,402,921
Profit			304,716	$ 323,622	424,922	$ 427,704
Rykor Energy Solutions [Member]
Related Party Transaction [Line Items]
Customer advances							703,500
Prepaid expense and other assets, current							670,000
Total revenue					703,500
Cost of sales					670,000
Profit					33,500
Joint Venture Arrangement [Member] | ROC Digital Mining I LLC [Member]
Related Party Transaction [Line Items]
Investment in joint venture								$ 987,429
Principal and interest amount due on note receivable			$ 592,871		$ 592,871		655,277
Investment Interest Rate			30.00%		30.00%
Joint Venture Arrangement [Member] | ROC Digital Mining I LLC [Member] | Immersion Containers [Member]
Related Party Transaction [Line Items]
Principal and interest amount due on note receivable			$ 592,871		$ 592,871			$ 1,200,000
Investment Interest Rate								5.00%
Loc Agreement 2022 [Member]
Related Party Transaction [Line Items]
Line of credit interest rate		12.00%
Borrowings	$ 2,300,000
Extension fee	25,000
Line of credit	250,000
Net new financing amount	$ 450,000
Amount of principal			1,875,000		1,875,000		1,625,000
Interest payable			$ 444,540		$ 444,540		$ 315,609
Loc Agreement 2022 [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued upon convertion	11,500,000
Loc Agreement 2022 [Member] | Series B Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Shares issued upon convertion	2,300
Number of shares purchased, shares	200
Number of shares purchased, value	$ 200,000